Tangible Assets - Investment property (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investment property
Fair value of investment property	€ 1,825	€ 2,435	€ 2,583
Gross unrealized gains	€ 262	€ 128	€ 67